9. Borrowed Funds (Details Narrative) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Debt Disclosure [Abstract]
Line of credit with the FHLBB	$ 500,000	$ 500,000
Qualified collateral borrowing	114,886,791	116,101,167
Potential borrowing capacity	72,556,030	72,591,692
Letters of credit collateral deposits	20,800,000	15,800,000
Fees paid for issuance of letters of credit	43,654	41,749
Pledged loan	$ 74,929,216	$ 71,345,734
Primary credit rate	75 basis points	75 basis points